Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2016		$ 108,799	$ (68,207)		$ 40,592
Balance, shares at Dec. 31, 2016	22,318,692
Stock-based compensation		1,435			1,435
Exercise of options		396			396
Exercise of options, shares	206,350
Net loss			(19,324)		(19,324)
Balance at Dec. 31, 2017		110,630	(87,531)		23,099
Balance, shares at Dec. 31, 2017	22,525,042
Stock-based compensation		11,659			11,659
Exercise of options		1,240			1,240
Exercise of options, shares	595,852
Issuance of Protected ordinary shares, net of issuance costs		54,635			54,635
Issuance of Protected ordinary shares, net of issuance costs (in shares)	2,404,476
Net loss			(36,061)		(36,061)
Other comprehensive income				$ (598)	(598)
Balance at Dec. 31, 2018		178,164	(123,592)	(598)	$ 53,974
Balance, shares at Dec. 31, 2018	25,525,370				25,525,370
Stock-based compensation		9,009			$ 9,009
Exercise of options		857			$ 857
Exercise of options, shares	162,247				161,398
Issuance of Protected ordinary shares, net of issuance costs		4,340			$ 4,340
Issuance of Protected ordinary shares, net of issuance costs (in shares)	192,358
Issuance of Ordinary shares in connection with IPO, net		113,332			113,332
Issuance of Ordinary shares in connection with IPO, net (Shares)	6,052,631
Exercise of warrants, ( in shares)	5,166
Net loss			(33,539)		(33,539)
Deemed dividend related to the issuance of Protected ordinary shares		632	(632)
Other comprehensive income				836	836
Balance at Dec. 31, 2019		$ 306,334	$ (157,763)	$ 238	$ 148,809
Balance, shares at Dec. 31, 2019	31,937,772				31,937,772